SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund

December 31, 2023 (Unaudited)
Principal Amount		Value
Foreign Government Bonds — 73.61%
Angola — 1.49%
$265,000	Angolan Government International Bond, EMTN, 8.00%, 11/26/29(a)	$235,638
460,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	425,497
560,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	493,912
		1,155,047
Argentina — 1.60%
1,663,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	570,273
1,932,095	Argentine Republic Government International Bond, 3.63%, 7/9/35	670,321
		1,240,594
Bahrain — 0.43%
400,000	Bahrain Government International Bond, 6.00%, 9/19/44(a)	330,222

Brazil — 0.79%
585,000	Brazilian Government International Bond, 6.25%, 3/18/31	607,718

Chile — 1.96%
583,000	Chile Government International Bond, 3.10%, 5/7/41	443,443
490,000	Chile Government International Bond, 4.00%, 1/31/52	403,664
675,000	Chile Government International Bond, 5.33%, 1/5/54	672,590
		1,519,697
Colombia — 6.36%
735,000	Colombia Government International Bond, 3.25%, 4/22/32	586,604
1,020,000	Colombia Government International Bond, 3.88%, 2/15/61	638,706
465,000	Colombia Government International Bond, 4.13%, 5/15/51	310,520
840,000	Colombia Government International Bond, 5.00%, 6/15/45	653,116
445,000	Colombia Government International Bond, 7.50%, 2/2/34	470,734
780,000	Colombia Government International Bond, 8.00%, 4/20/33	851,348
720,000	Colombia Government International Bond, 8.00%, 11/14/35	788,463
540,000	Colombia Government International Bond, 8.75%, 11/14/53	622,918
		4,922,409
Costa Rica — 1.17%
200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(b)	207,742
200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(a)	207,742
450,000	Costa Rica Government International Bond, 7.30%, 11/13/54(b)	489,243
		904,727
Dominican Republic — 3.83%
791,000	Dominican Republic International Bond, 5.50%, 1/27/25(a)	787,837
817,000	Dominican Republic International Bond, 5.95%, 1/25/27(a)	821,798
150,000	Dominican Republic International Bond, 6.00%, 7/19/28(a)	150,403

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$435,000	Dominican Republic International Bond, 7.05%, 2/3/31(a)	$458,600
8,350,000(c)	Dominican Republic International Bond, 11.25%, 9/15/35(b)	154,158
32,000,000(c)	Dominican Republic International Bond, 11.25%, 9/15/35(a)	590,783
		2,963,579
Ecuador — 0.59%
1,283,779	Ecuador Government International Bond, 3.50%, 7/31/35(a)	455,228

Egypt — 2.80%
200,000	Egypt Government International Bond, 5.25%, 10/6/25(a)	182,090
420,000	Egypt Government International Bond, 6.59%, 2/21/28(a)	323,335
365,000	Egypt Government International Bond, EMTN, 7.05%, 1/15/32(a)	251,179
800,000	Egypt Government International Bond, EMTN, 7.50%, 2/16/61(a)	469,787
1,300,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	786,806
250,000	Egypt Government International Bond, 8.70%, 3/1/49(a)	157,365
		2,170,562
El Salvador — 1.03%
466,000	El Salvador Government International Bond, 6.38%, 1/18/27(a)	412,276
240,000	El Salvador Government International Bond, 7.63%, 2/1/41(a)	180,657
263,000	El Salvador Government International Bond, 7.65%, 6/15/35(a)	205,537
		798,470
Guatemala — 1.05%
390,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	325,490
475,000	Guatemala Government Bond, 6.60%, 6/13/36(a)	488,277
		813,767
Hungary — 0.75%
860,000	Hungary Government International Bond, 3.13%, 9/21/51(a)	582,622

Indonesia — 2.24%
955,000	Indonesia Government International Bond, 3.35%, 3/12/71	703,961
430,000	Indonesia Government International Bond, 4.15%, 9/20/27	423,880
6,000,000,000(d)	Indonesia Treasury Bond, Series FR98, 7.13%, 6/15/38	407,498
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.40%, 6/6/27(a)	199,350
		1,734,689
Iraq — 0.57%
472,500	Iraq International Bond, 5.80%, 1/15/28(a)	442,732

Jordan — 1.01%
400,000	Jordan Government International Bond, 4.95%, 7/7/25(a)	392,417
440,000	Jordan Government International Bond, 7.38%, 10/10/47(a)	391,678
		784,095

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
Kenya — 0.25%
$200,000	Republic of Kenya Government International Bond, 6.88%, 6/24/24(a)	$194,425

Lebanon — 0.29%
36,000	Lebanon Government International Bond, GMTN, 5.80%, 4/14/20(a),(e)	2,356
166,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(e)	10,143
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(e)	5,353
261,000	Lebanon Government International Bond, EMTN, 6.15%, 6/19/20(e)	15,418
1,680,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(e)	111,160
1,351,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(e)	79,889
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(e)	304
		224,623
Macedonia — 0.49%
330,000(f)	North Macedonia Government International Bond, 6.96%, 3/13/27(a)	381,393

Mexico — 2.50%
1,865,000	Mexico Government International Bond, 3.77%, 5/24/61	1,269,636
400,000	Mexico Government International Bond, 5.40%, 2/9/28	410,569
250,000	Mexico Government International Bond, 6.34%, 5/4/53	255,457
		1,935,662
Morocco — 0.53%
400,000	Morocco Government International Bond, 5.95%, 3/8/28(a)	410,996

Nigeria — 1.82%
650,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	577,478
200,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	171,163
440,000	Nigeria Government International Bond, EMTN, 7.63%, 11/28/47(a)	351,329
344,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	309,613
		1,409,583
Oman — 6.34%
200,000	Oman Government International Bond, 4.75%, 6/15/26(a)	197,771
854,000	Oman Government International Bond, EMTN, 4.88%, 2/1/25(a)	848,297
1,055,000	Oman Government International Bond, 6.75%, 10/28/27(a)	1,115,221

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$2,000,000	Oman Government International Bond, 6.75%, 1/17/48(a)	$2,096,157
600,000	Oman Government International Bond, 7.00%, 1/25/51(a)	649,101
		4,906,547
Pakistan — 1.32%
400,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	281,520
925,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	565,453
200,000	Pakistan Government International Bond, 8.25%, 9/30/25(a)	170,874
		1,017,847
Panama — 2.25%
1,075,000	Panama Government International Bond, 3.87%, 7/23/60	646,131
1,620,000	Panama Government International Bond, 4.50%, 4/1/56	1,092,576
		1,738,707
Paraguay — 1.34%
645,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	574,456
225,000	Paraguay Government International Bond, 5.85%, 8/21/33(a)	229,496
230,000	Paraguay Government International Bond, 5.85%, 8/21/33(b)	234,595
		1,038,547
Philippines — 2.65%
835,000	Philippine Government International Bond, 2.95%, 5/5/45	631,421
200,000	Philippine Government International Bond, 5.00%, 7/17/33	206,291
407,000	Philippine Government International Bond, 5.17%, 10/13/27	415,476
520,000	Philippine Government International Bond, 5.61%, 4/13/33	557,265
240,000	ROP Sukuk Trust, 5.05%, 6/6/29(b)	244,128
		2,054,581
Poland — 1.54%
200,000	Bank Gospodarstwa Krajowego, 5.38%, 5/22/33(b)	201,785
200,000	Bank Gospodarstwa Krajowego, EMTN, 5.38%, 5/22/33(a)	201,785
390,000	Republic of Poland Government International Bond, 5.50%, 4/4/53	406,699
350,000	Republic of Poland Government International Bond, 5.75%, 11/16/32	378,051
		1,188,320
Qatar — 1.27%
484,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	446,562
340,000	Qatar Government International Bond, 4.82%, 3/14/49(a)	331,062
200,000	Qatar Government International Bond, 5.10%, 4/23/48(a)	202,140
		979,764
Romania — 3.61%
190,000(f)	Romanian Government International Bond, EMTN, 2.00%, 4/14/33(a)	156,476
545,000(f)	Romanian Government International Bond, 2.63%, 12/2/40(a)	403,096

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
1,415,000(f)	Romanian Government International Bond, EMTN, 2.75%, 4/14/41(a)	$1,045,619
$230,000	Romanian Government International Bond, 3.00%, 2/27/27(a)	213,756
477,000(f)	Romanian Government International Bond, EMTN, 3.38%, 2/8/38(a)	410,953
497,000(f)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(a)	373,442
190,000	Romanian Government International Bond, 5.25%, 11/25/27(a)	189,145
		2,792,487
Serbia — 1.34%
555,000(f)	Serbia International Bond, EMTN, 2.05%, 9/23/36(a)	424,029
200,000	Serbia International Bond, 6.25%, 5/26/28(b)	205,084
200,000	Serbia International Bond, 6.25%, 5/26/28(a)	205,084
200,000	Serbia International Bond, 6.50%, 9/26/33(a)	205,692
		1,039,889
South Africa — 2.66%
770,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	723,612
715,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	531,538
1,000,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	800,268
		2,055,418
Sri Lanka — 1.00%
280,000	Sri Lanka Government International Bond, 5.75%, 4/18/24	143,323
250,000	Sri Lanka Government International Bond, 6.20%, 5/11/27(a)	126,938
390,000	Sri Lanka Government International Bond, 6.83%, 7/18/26(a)	202,118
200,000	Sri Lanka Government International Bond, 6.85%, 3/14/24(a)	102,077
200,000	Sri Lanka Government International Bond, 7.55%, 3/28/30(a)	101,165
200,000	Sri Lanka Government International Bond, 7.85%, 3/14/29(a)	101,312
		776,933
Tunisia — 1.24%
594,000(f)	Tunisian Republic, 5.63%, 2/17/24(a)	632,218
400,000	Tunisian Republic, 5.75%, 1/30/25(a)	328,676
		960,894
Turkey — 4.86%
450,000	Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(b)	478,452
280,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(b)	297,973
2,085,000	Turkey Government International Bond, 4.88%, 4/16/43	1,526,907
1,329,000	Turkey Government International Bond, 5.75%, 5/11/47	1,045,452
400,000	Turkiye Ihracat Kredi Bankasi AS, 9.00%, 1/28/27(b)	417,438
		3,766,222

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
Ukraine — 1.72%
$2,343,000	Ukraine Government International Bond, 7.38%, 9/25/34(a)	$556,267
505,000	Ukraine Government International Bond, 7.75%, 9/1/28(a)	142,410
1,395,000	Ukraine Government International Bond, 7.75%, 8/1/41(a)	629,972
		1,328,649
United Arab Emirates — 2.22%
597,000	Abu Dhabi Government International Bond, EMTN, 2.70%, 9/2/70(a)	380,209
720,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49(a)	529,967
1,200,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	804,991
		1,715,167
Uruguay — 1.52%
817,599	Uruguay Government International Bond, 4.98%, 4/20/55	799,590
14,605,400(g)	Uruguay Government International Bond, 9.75%, 7/20/33	379,642
		1,179,232
Uzbekistan — 2.15%
430,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	361,934
340,000	Republic of Uzbekistan International Bond, EMTN, 4.75%, 2/20/24(a)	338,899
560,000	Republic of Uzbekistan International Bond, 7.85%, 10/12/28(b)	585,722
450,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	377,330
		1,663,885
Venezuela — 0.54%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(e)	11,921
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(e)	11,587
1,720,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(e)	332,494
125,000	Venezuela Government International Bond, 11.95%, 8/5/31(a),(e)	23,813
250,000	Venezuela Government International Bond, 12.75%, 8/23/22(a),(e)	41,456
		421,271
Zambia — 0.49%
460,000	Zambia Government International Bond, 5.38%, 9/20/24	258,218
200,000	Zambia Government International Bond, 8.97%, 7/30/27(a)	124,658
		382,876
Total Foreign Government Bonds		56,990,076
(Cost $54,422,621)
Corporate Bonds — 19.49%
Brazil — 0.64%
532,198	MV24 Capital BV, 6.75%, 6/1/34(a)	498,666

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value

Chile — 1.92%
$200,000	Corp. Nacional del Cobre de Chile, 5.13%, 2/2/33(a)	$194,504
600,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(b)	609,926
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	203,463
700,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(a)	481,250
		1,489,143
Colombia — 1.65%
95,000	Ecopetrol SA, 5.88%, 5/28/45	74,955
550,000	Ecopetrol SA, 5.88%, 11/2/51	418,126
380,000	Ecopetrol SA, 8.63%, 1/19/29	406,452
350,000	Ecopetrol SA, 8.88%, 1/13/33	380,584
		1,280,117
Mexico — 5.20%
12,580,000(h)	America Movil SAB de CV, 9.50%, 1/27/31	725,723
530,000	Comision Federal de Electricidad, 4.69%, 5/15/29(a)	500,227
570,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	493,153
2,577,000	Petroleos Mexicanos, 5.63%, 1/23/46	1,560,374
1,174,000	Petroleos Mexicanos, 6.35%, 2/12/48	744,656
		4,024,133
Oman — 2.02%
500,000	EDO Sukuk Ltd., 5.88%, 9/21/33(b)	515,028
655,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	649,059
400,000	Oryx Funding Ltd., 5.80%, 2/3/31(a)	402,060
		1,566,147
Paraguay — 0.88%
450,667	Rutas 2 & 7 Finance Ltd., 1.75%, 9/30/36(a),(i)	291,198
400,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27(a)	387,759
		678,957
Peru — 0.94%
815,000	InRetail Consumer, 3.25%, 3/22/28(a)	729,153

Qatar — 0.79%
400,000	Qatar Energy, 3.13%, 7/12/41(a)	306,281
420,000	Qatar Energy, 3.30%, 7/12/51(a)	307,747
		614,028
Saudi Arabia — 1.14%
440,000	Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	461,818
400,000	Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	423,037
		884,855
South Africa — 0.26%
200,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25(a)	200,111

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value

United Arab Emirates — 3.75%
$400,000	DP World Crescent Ltd., 5.50%, 9/13/33(a)	$408,922
730,000	DP World Salaam, 6.00%, (a),(j),(k)	729,031
431,516	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	375,527
943,384	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	782,106
200,000	MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)	195,123
200,000	MDGH GMTN RSC Ltd., EMTN, 5.08%, 5/22/53(a)	197,156
200,000	MDGH GMTN RSC Ltd., 5.50%, 4/28/33(a)	211,801
		2,899,666
Venezuela — 0.30%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(e)	19,725
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(e)	208,406
		228,131
Total Corporate Bonds		15,093,107
(Cost $14,930,503)
Municipal Bond — 0.28%
Turkey — 0.28%
200,000	Istanbul Metropolitan Municipality(a)	213,704

Total Municipal Bond		213,704
(Cost $195,630)

Shares
Investment Company — 4.07%
3,151,190	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (l)	3,151,190
Total Investment Company		3,151,190
(Cost $3,151,190)
Total Investments		$75,448,077
(Cost $72,699,944) — 97.45%
Other assets in excess of liabilities — 2.55%		1,975,908
NET ASSETS — 100.00%		$77,423,985

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2023 (Unaudited)
(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Principal amount denoted in Dominican peso.
(d)	Principal amount denoted in Indonesian rupiah.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Principal amount denoted in Euros.
(g)	Principal amount denoted in Uruguayan peso.
(h)	Principal amount denoted in Mexican peso.
(i)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(j)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(k)	Perpetual security with no stated maturity date.
(l)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2023 (Unaudited)
Foreign currency exchange contracts as of December 31, 2023:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	525,593,798	USD	563,136	Citibank N.A.	1/18/24	$32,616
COP	438,355,896	USD	97,935	Citibank N.A.	1/18/24	14,692
COP	222,563,999	USD	51,135	Citibank N.A.	1/18/24	6,048
COP	284,541,958	USD	65,775	Citibank N.A.	1/18/24	7,332
COP	1,853,435,850	USD	420,810	Citibank N.A.	1/18/24	55,392
COP	324,518,108	USD	74,345	Citibank N.A.	1/18/24	9,033
KRW	508,911,000	USD	390,000	Citibank N.A.	1/18/24	4,228
MYR	3,374,644	USD	730,000	Barclays Bank Plc	1/18/24	6,422
PEN	2,869,000	USD	760,000	Citibank N.A.	1/18/24	15,079
PLN	1,711,428	EUR	370,000	Citibank N.A.	1/18/24	26,033
PLN	662,161	EUR	148,099	Citibank N.A.	1/18/24	4,610
PLN	1,315,701	EUR	300,000	Citibank N.A.	1/18/24	2,829
PLN	1,000,132	EUR	221,901	Citibank N.A.	1/18/24	8,939
THB	2,488,276	USD	68,149	Citibank N.A.	1/18/24	4,887
THB	2,488,276	USD	67,571	Citibank N.A.	1/18/24	5,466
						$203,606

CZK	196,533	EUR	7,963	Citibank N.A.	1/18/24	$(16)
EUR	112,057	PLN	492,151	Citibank N.A.	1/18/24	(1,236)
EUR	789,790	PLN	3,521,136	Citibank N.A.	1/18/24	(22,026)
EUR	40,712	PLN	185,131	Citibank N.A.	1/18/24	(2,056)
EUR	97,440	PLN	428,065	Citibank N.A.	1/18/24	(1,103)
KRW	438,169,319	USD	340,000	Citibank N.A.	1/18/24	(572)
USD	261,588	CLP	244,748,553	Citibank N.A.	1/18/24	(15,830)
USD	56,516	CLP	52,701,189	Citibank N.A.	1/18/24	(3,220)
USD	171,100	CLP	161,774,889	Citibank N.A.	1/18/24	(12,269)
USD	80,796	CLP	77,321,676	Citibank N.A.	1/18/24	(6,847)
USD	743,030	COP	3,230,225,045	Citibank N.A.	1/18/24	(86,909)
USD	1,160,000	COP	4,661,344,000	Citibank N.A.	1/18/24	(37,634)
USD	1,526,762	EUR	1,400,000	Citibank N.A.	1/18/24	(20,056)
USD	438,515	EUR	400,000	Citibank N.A.	1/18/24	(3,433)
USD	1,919,758	EUR	1,801,233	Citibank N.A.	1/18/24	(70,370)
USD	206,350	IDR	3,182,859,000	Citibank N.A.	1/18/24	(396)
USD	214,445	IDR	3,374,122,044	Citibank N.A.	1/18/24	(4,724)
USD	423,031	MXN	7,749,000	Citibank N.A.	1/18/24	(31,708)
USD	139,620	MXN	2,583,000	Citibank N.A.	1/18/24	(11,960)
USD	136,336	MXN	2,360,000	Citibank N.A.	1/18/24	(2,157)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2023 (Unaudited)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	34,650	THB	1,242,972	Citibank N.A.	1/18/24	$(1,834)
USD	105,350	THB	3,802,679	Citibank N.A.	1/18/24	(6,268)
						$(342,624)

Total						$(139,018)
Financial futures contracts as of December 31, 2023:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	14	March 2024	$27,648	USD	$2,882,797	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	17	March 2024	39,549	USD	1,849,148	Morgan Stanley & Co. LLC
Total			$67,197

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	8	March 2024	$(39,702)	USD	$944,125	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	7	March 2024	(79,639)	USD	935,156	Morgan Stanley & Co. LLC
Total			$(119,341)
Credit default swaps buy protection as of December 31, 2023:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	6/20/24	USD	597	$9,118	$(11,407)	$(2,289)
1.00%	Markit CDX EM Index Series 38	Quarterly	Morgan Stanley & Co. LLC	12/20/27	EUR	1,600	18,097	(49,503)	(31,406)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2023 (Unaudited)
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Republic of South Africa Government International Bond	Quarterly	Citibank N.A.	6/20/24	USD	370	1,173	(2,511)	(1,338)
1.00%	Republic of South Africa Government International Bond	Quarterly	Barclays Bank plc	6/20/24	USD	360	1,142	(2,443)	(1,302)
1.00%	Markit CDX EM Index Series 39	Quarterly	Morgan Stanley & Co. LLC	6/20/28	EUR	1,550	(15,701)	(19,615)	(35,316)
1.00%	Markit CDX EM Index Series 39	Quarterly	Morgan Stanley & Co. LLC	6/20/28	EUR	1,550	(17,507)	(17,809)	(35,316)
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	6/20/25	USD	800	17,286	(15,414)	1,872
1.00%	Petroleos Mexicanos	Quarterly	Morgan Stanley & Co. International plc	12/20/26	USD	76	8,906	(2,396)	6,510
1.00%	Petroleos Mexicanos	Quarterly	Barclays Bank plc	12/20/26	USD	124	14,476	(3,854)	10,622
1.00%	Egypt Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/25	USD	200	49,680	(17,804)	31,877
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	12/20/28	USD	197	(3,308)	(1,033)	(4,341)
1.00%	Saudi Government International Bond	Quarterly	Deutsche Bank AG	12/20/28	USD	570	(9,194)	(3,367)	(12,561)
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	12/20/28	USD	183	(2,952)	(1,081)	(4,033)
1.00%	Saudi Government International Bond	Quarterly	Morgan Stanley & Co. International plc	12/20/28	USD	780	(16,089)	(1,100)	(17,189)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2023 (Unaudited)
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Turkey Government International Bond	Quarterly	Morgan Stanley & Co. International plc	6/20/25	USD	1,560	15,250	(11,599)	3,651
1.00%	Petroleos Mexicanos	Quarterly	Morgan Stanley & Co. International plc	12/20/26	USD	170	18,410	(3,847)	14,563
Total							$88,787	$(164,783)	$(75,996)

Abbreviations used are defined below:
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Koruna
EMTN - Euro Medium Term Note
EUR - Euro
GMTN - Global Medium Term Note
IDR - Indonesian Rupiah
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
THB - Thai Baht
USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2023 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Foreign Government Bonds	73.61%
Energy	9.85%
Industrial	2.28%
Consumer, Non-cyclical	1.47%
Communications	1.44%
Utilities	1.43%
Basic Materials	1.30%
Consumer, Cyclical	0.94%
Financial	0.78%
Municipal Bond	0.28%
Other*	6.62%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.